Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity File Number	000-12641
Entity Registrant Name	DALRADA TECHNOLOGY GROUP, INC.
Entity Central Index Key	0000725394
Entity Tax Identification Number	38-3713274
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	600 La Terraza Blvd.
Entity Address, City or Town	Escondido
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92025
City Area Code	(858)
Local Phone Number	283-1253
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false